PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment, net (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property and equipment
Property and equipment, gross	€ 11,572	€ 11,141
Less: accumulated depreciation and amortization	(8,594)	(8,142)
Property and equipment, net	2,978	3,000
Equipment
Property and equipment
Property and equipment, gross	8,894	8,405
Furniture, fixture, and fittings and other
Property and equipment
Property and equipment, gross	€ 2,678	€ 2,736